Summary of Significant Accounting Policies (Details) - Schedule of types revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principal Transaction Revenue [Line Items]
Total revenue	¥ 1,222,183	$ 187,308	¥ 914,626	¥ 743,018
Technical services [Member]
Principal Transaction Revenue [Line Items]
Total revenue	5,156	790	3,429
Live streaming - consumable virtual items revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	1,187,431	181,982	884,385
Live streaming - time based virtual item revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	¥ 29,596	$ 4,536	¥ 26,812